Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Compensation [Abstract]
Compensation

17. Compensation

Limited Partnership Units

A summary of the activity associated with limited partnership units is as follows:

Number of Units
Balance at December 31, 2011	45,814,354
Granted	10,236,068
Redeemed/Exchanged units	(3,273,095)
Forfeited units	(407,496)

Balance at March 31, 2012	52,369,831

Certain limited partnership units are granted exchangeability into Class A common stock on a one-for-one basis (subject to adjustment). Upon grant of exchangeability, the limited partnership units are cancelled, and the partner is granted a partnership unit that is exchangeable for shares of the Company’s Class A common stock. At the time exchangeability is granted, the Company recognizes an expense based on the fair value of the award on that date, which is included in “Compensation and employee benefits” in the Company’s unaudited condensed consolidated statements of operations. During the three months ended March 31, 2012 and 2011, the Company granted exchangeability on 3.9 million and 1.1 million limited partnership units for which the Company incurred compensation expense of $25.9 million and $11.0 million, respectively.

The number of unvested limited partnership units as of March 31, 2012 and December 31, 2011 was 2.9 million and 2.6 million, respectively.

As of March 31, 2012 and December 31, 2011, the number of limited partnership units exchangeable into shares of Class A common stock at the discretion of the unit holder was 2.4 million and 1.8 million, respectively.

Compensation expense related to limited partnership units with a post-termination pay-out amount is recognized over the stated service period. These units generally vest over three years from the date of grant. The Company recognized compensation expense, before associated income taxes, related to limited partnership units that were not redeemed of $0.3 million and $1.7 million for the three months ended March 31, 2012 and 2011, respectively. As of March 31, 2012 and December 31, 2011, the notional value of the applicable limited partnership units was $37.8 million and $37.6 million, respectively. As of March 31, 2012 and December 31, 2011, the aggregate estimated fair value of the limited partnership units held by executives and non-executive employees, awarded in lieu of cash compensation for salaries, commissions and/or discretionary or guaranteed bonuses, was $16.7 million and $16.5 million, respectively.

Restricted Stock Units

A summary of the activity associated with RSUs is as follows:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (Years)
Balance at December 31, 2011	2,721,820	$5.96	1.76
Granted	205,663	4.56
Delivered units	(882,044)	4.84
Forfeited units	(71,916)	6.59

Balance at March 31, 2012	1,973,523	$6.29	1.65

The fair value of RSUs awarded to employees and directors is determined on the date of grant based on the market value of Class A common stock (adjusted if appropriate based upon the award’s eligibility to receive dividends), and is recognized, net of the effect of estimated forfeitures, ratably over the vesting period. The Company uses historical data, including historical forfeitures and turnover rates, to estimate expected forfeiture rates for both employee and director RSUs. Each RSU is settled in one share of Class A common stock upon completion of the vesting period.

During the three months ended March 31, 2012 and 2011, the Company granted 0.2 million and 0.8 million, respectively, of RSUs with aggregate estimated grant date fair values of approximately $0.9 million and $6.9 million, respectively, to employees and directors. These RSUs were awarded in lieu of cash compensation for salaries, commissions and/or discretionary or guaranteed bonuses. RSUs granted to these individuals generally vest over a two to four-year period.

For RSUs that vested during the three months ended March 31, 2012, the Company withheld shares valued at $1.4 million to pay payroll taxes due at the time of vesting.

As of March 31, 2012 and December 31, 2011, the aggregate estimated grant date fair value of outstanding RSUs was approximately $12.4 million and $16.2 million, respectively.

Compensation expense related to RSUs, before associated income taxes, was approximately $2.9 million and $2.2 million for the three months ended March 31, 2012 and 2011, respectively. As of March 31, 2012, there was approximately $7.6 million of total unrecognized compensation expense related to unvested RSUs.

Stock Options

A summary of the activity associated with stock options is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2011	8,256,066	$14.07	2.9	$—
Granted	—	—
Exercised options	—	—
Forfeited options	(93,227)	9.13

Balance at March 31, 2012	8,162,839	$14.13	2.7	$15,000

Options exercisable at March 31, 2012	8,162,839	$14.13	2.7	$15,000

The Company did not grant any stock options during the three months ended March 31, 2012 and 2011. During the three months ended March 31, 2012, there were no exercises of options. During the three months ended March 31, 2011, the aggregate intrinsic value of options exercised was $6.4 million, determined as of the date of option exercise. The exercise prices for these options equaled the closing price of the Company’s Class A common stock on the date of grant of each option. Cash received from option exercises during the three months ended March 31, 2011 was $7.7 million.

The Company did not record any compensation expense related to stock options for the three months ended March 31, 2012 and 2011, as all of these options vested in prior years. As of March 31, 2012, there was no unrecognized compensation expense related to unvested stock options.

16.	Compensation

Compensation Arrangements, Redemptions, and Related Charges

In March 2010, the Company began a global partnership redemption and compensation program to enhance the Company’s employment arrangements by leveraging the Company’s unique partnership structure. Under this program, participating partners generally agree to extend the lengths of their employment agreements, to accept a larger portion of their compensation in limited partnership units and to other contractual modifications sought by the Company. Also as part of this program, the Company redeemed limited partnership units and founding/working partner units for cash and/or other units and granted exchangeability to certain units.

During the year ended December 31, 2010, the Company completed its global compensation restructuring which accelerated the amortization of deferred compensation expense. As a result, the Company incurred a one-time compensation charge of $41.3 million during the year ended December 31, 2010.

Certain limited partnership units are granted exchangeability into Class A common stock on a one-for-one basis (subject to adjustment). Upon grant of exchangeability, the limited partnership units are cancelled, and the partner is granted a partnership unit that is exchangeable for shares of the Company’s Class A common stock. At the time exchangeability is granted, the Company recognizes an expense based on the fair value of the award on that date, which is included in “Compensation and employee benefits” in the Company’s consolidated statements of operations. During the years ended December 31, 2011 and 2010, the Company granted exchangeability on 14.2 million and 6.8 million limited partnership units for which the Company incurred compensation expense of $108.3 million and $42.4 million, respectively. The Company did not grant any exchangeability on limited partnership units in 2009.

Pursuant to the BGC Partners, Inc. Third Amended and Restated Long Term Incentive Plan (the “Plan”), as amended and restated and approved by stockholders at the Annual Meeting of Stockholders of the Company on December 14, 2011, the Company’s Compensation Committee may grant stock options, stock appreciation rights, deferred stock such as RSUs, bonus stock, performance awards, dividend equivalents and other equity-based awards, including to provide exchange rights for shares of the Company’s Class A common stock upon exchange of limited partnership units and founding/working partner units. A maximum of 150 million shares of the Company’s Class A common stock are authorized to be delivered or cash settled pursuant to awards granted during the life of the Plan. The limit on the aggregate number of shares that may be delivered under the Plan allowed for the grant of future awards relating to 101.7 million shares as of December 31, 2011. Upon vesting of RSUs or exercise of employee stock options, the Company generally issues new shares of the Company’s Class A common stock.

Restricted Stock Units

A summary of the activity associated with RSUs is as follows:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value	Weighted-Average Remaining Contractual Term (Years)
Balance at December 31, 2008	2,106,516	$8.91	1.91
Granted	3,067,869	2.66
Delivered units	(1,273,601)	9.07
Forfeited units	(283,271)	6.31

Balance at December 31, 2009	3,617,513	$3.83	1.21
Granted	2,281,327	5.29
Delivered units	(1,178,496)	5.17
Forfeited units	(448,915)	4.78

Balance at December 31, 2010	4,271,429	$4.13	0.87
Granted	1,368,671	8.02
Delivered units	(2,397,662)	3.84
Forfeited units	(520,618)	6.15

Balance at December 31, 2011	2,721,820	$5.96	1.76

The fair value of RSUs awarded to employees and directors is determined on the date of grant based on the market value of Class A common stock, and is recognized, net of the effect of estimated forfeitures, ratably over the vesting period. The Company uses historical data, including historical forfeitures and turnover rates, to estimate expected forfeiture rates for both employee and director RSUs. Each RSU is settled in one share of Class A common stock upon completion of the vesting period.

During the years ended December 31, 2011, 2010 and 2009, the Company granted 1.4 million, 2.3 million and 3.1 million, respectively, of RSUs with aggregate estimated grant date fair values of approximately $11.0 million, $12.1 million and $8.2 million, respectively, to employees and directors. These RSUs were awarded in lieu of cash compensation for salaries, commissions and/or discretionary or guaranteed bonuses. RSUs granted to these individuals generally vest over a two to four-year period.

For RSUs that vested during 2011, 2010 and 2009, the Company withheld shares valued at $3.6 million, $2.2 million and $1.8 million, respectively to pay payroll taxes due at the time of vesting.

As of December 31, 2011 and 2010 the aggregate estimated grant date fair value of outstanding RSUs was approximately $16.2 million and $17.6 million, respectively.

Compensation expense related to RSUs, before associated income taxes, was approximately $9.0 million, $9.7 million and $15.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. As of December 31, 2011, there was approximately $11.0 million of total unrecognized compensation expense related to unvested RSUs.

Stock Options

A summary of the activity associated with stock options is as follows:

	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance at December 31, 2008	15,053,505	$14.71		$—
Granted	—	—
Exercised options	—	—
Forfeited options	(3,381,326)	20.83

Balance at December 31, 2009	11,672,179	$12.92		$—
Granted	—	—
Exercised options	(96,610)	8.10
Forfeited options	(1,196,029)	18.60

Balance at December 31, 2010	10,379,540	$12.34		$6,626,196
Granted	—	—
Exercised options	(2,047,249)	5.10
Forfeited options	(76,225)	19.50

Balance at December 31, 2011	8,256,066	$14.07	2.9	$—

Options exercisable at December 31, 2011	8,256,066	$14.07	2.9	$—

The Company did not grant any stock options during the years ended December 31, 2011, 2010 and 2009. During the years ended December 31, 2011, 2010 and 2009, the aggregate intrinsic value of options exercised was $7.3 million, $0.3 million and $0.0 million, respectively, determined as of the date of option exercise. The exercise prices for these options equaled the closing price of the Company’s Class A common stock on the date of grant of each option. Cash received from option exercises during 2011 was $7.7 million.

The Company did not record any compensation expense related to stock options for the years ended December 31, 2011, 2010 and 2009, as all of these options vested in prior years. As of December 31, 2011, there was no unrecognized compensation expense related to unvested stock options.

The following table provides further details relating to the Company’s stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Number Exercisable	Weighted-Average Exercise Price
$6.91—$8.73	298,500	$8.23	4.5	298,500	$8.23
$8.74—$15.40	5,813,066	11.99	3.1	5,813,066	11.99
$15.41—$23.10	2,123,000	20.47	2.0	2,123,000	20.47
$23.11—$30.80	21,500	26.32	1.8	21,500	26.32

Total	8,256,066	$14.07	2.9	8,256,066	$14.07

Limited Partnership Units

A summary of the activity associated with limited partnership units is as follows:

Number of Units
Balance at December 31, 2008	8,065,159
Granted	19,266,147
Redeemed/Exchanged units	—
Forfeited units	(565,138)

Balance at December 31, 2009	26,766,168
Granted	21,899,941
Redeemed/Exchanged units	(6,864,148)
Forfeited units	(950,596)

Balance at December 31, 2010	40,851,365
Granted	21,244,357
Redeemed/Exchanged units	(11,165,346)
Forfeited units	(5,116,022)

Balance at December 31, 2011	45,814,354

The number of unvested limited partnership units as of December 31, 2011, 2010 and 2009 was 2.6 million, 4.0 million and 17.1 million, respectively.

As of December 31, 2011, 2010 and 2009 the notional value of the applicable limited partnership units was $37.6 million, $42.9 million and $107.7 million, respectively.

As of December 31, 2011 and 2010, the number of limited partnership units exchangeable into shares of Class A common stock at the discretion of the unit holder was 1.8 million and 0.2 million, respectively. As of December 31, 2009, there were no limited partnership units exchangeable into Class A common shares at the discretion of the unit holder.

As of December 31, 2011 and 2010 the aggregate estimated fair value of the limited partnership units held by executives and non-executive employees, awarded in lieu of cash compensation for salaries, commissions and/or discretionary or guaranteed bonuses was $16.5 million and $8.7 million, respectively.

Compensation expense related to limited partnership units with a post-termination pay-out amount is recognized over the stated service period. These units generally vest over three years from the date of grant. The Company recognized compensation expense, before associated income taxes, related to limited partnership units that were not redeemed of $7.8 million, $4.5 million and $8.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.